Long-term investments: (Details 3)	12 Months Ended
Dec. 31, 2012
Long-term investments
Percentage of profit sharing	75.00%
Cummins Westport Inc.
Long-term investments
Term of joint venture	10 years
Number of parties	1
Percentage of profit sharing	25.00%
Cummins Westport Inc. | Minimum
Long-term investments
Displacement range in relation to engines for on-road applications for its development and manufacture	5.9
Cummins Westport Inc. | Maximum
Long-term investments
Displacement range in relation to engines for on-road applications for its development and manufacture	12